Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2019

CII-QTLY-1119
1.808775.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.3%
Entertainment - 1.6%
Activision Blizzard, Inc.	372,300	$19,702
Electronic Arts, Inc. (a)	120,034	11,742
		31,444
Interactive Media & Services - 10.7%
Alphabet, Inc. Class A (a)	121,252	148,066
Facebook, Inc. Class A (a)	274,091	48,810
Tencent Holdings Ltd.	496,900	20,784
		217,660
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	59,038	655

TOTAL COMMUNICATION SERVICES		249,759

CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.6%
Ferrari NV	78,000	12,019
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	137,226	13,476
Laureate Education, Inc. Class A (a)	576,800	9,560
		23,036
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	7,100	5,967
Wingstop, Inc.	63,627	5,553
		11,520
Household Durables - 1.4%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	258,700	13,636
NVR, Inc. (a)	4,170	15,501
		29,143
Internet & Direct Marketing Retail - 10.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	91,300	15,268
Amazon.com, Inc. (a)	80,100	139,046
Pinduoduo, Inc. ADR (a)	188,300	6,067
The Booking Holdings, Inc. (a)	21,700	42,589
		202,970
Specialty Retail - 2.1%
Five Below, Inc. (a)	29,400	3,707
National Vision Holdings, Inc. (a)	166,700	4,012
Ross Stores, Inc.	171,400	18,828
Ulta Beauty, Inc. (a)	61,600	15,440
		41,987
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	52,980	21,020

TOTAL CONSUMER DISCRETIONARY		341,695

CONSUMER STAPLES - 4.0%
Beverages - 1.0%
Fever-Tree Drinks PLC	351	10
Kweichow Moutai Co. Ltd. (A Shares)	55,529	8,933
Pernod Ricard SA	34,700	6,180
Pernod Ricard SA ADR	146,900	5,231
		20,354
Food Products - 0.2%
The Simply Good Foods Co. (a)	146,800	4,256
Household Products - 1.9%
Energizer Holdings, Inc. (d)	319,200	13,911
Procter & Gamble Co.	202,700	25,212
		39,123
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	86,700	17,249

TOTAL CONSUMER STAPLES		80,982

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc. (a)	413,700	26,088
Reliance Industries Ltd.	727,253	13,715
		39,803
FINANCIALS - 2.2%
Banks - 0.4%
HDFC Bank Ltd.	72,910	1,267
HDFC Bank Ltd. sponsored ADR	99,200	5,659
Metro Bank PLC (a)(d)	25,300	62
		6,988
Capital Markets - 1.8%
CME Group, Inc.	141,445	29,893
JMP Group, Inc.	75,200	258
MSCI, Inc.	4,100	893
The Blackstone Group LP	119,700	5,846
Tradeweb Markets, Inc. Class A	8,800	325
		37,215

TOTAL FINANCIALS		44,203

HEALTH CARE - 12.8%
Biotechnology - 2.9%
AbbVie, Inc.	399,800	30,273
Affimed NV (a)(d)	200,400	589
Aimmune Therapeutics, Inc. (a)(d)	125,000	2,618
Calyxt, Inc. (a)	70,388	397
Cytokinetics, Inc. (a)	147,971	1,684
Gamida Cell Ltd. (a)	373,600	1,618
Insmed, Inc. (a)	351,478	6,200
Rubius Therapeutics, Inc. (a)	18,700	147
Vertex Pharmaceuticals, Inc. (a)	94,293	15,975
		59,501
Health Care Equipment & Supplies - 5.2%
Alcon, Inc. (a)	73,810	4,304
Alcon, Inc. (a)	131,740	7,679
Boston Scientific Corp. (a)	685,200	27,881
Danaher Corp.	125,855	18,177
Haemonetics Corp. (a)	52,600	6,635
Intuitive Surgical, Inc. (a)	57,000	30,776
Penumbra, Inc. (a)	21,300	2,865
ResMed, Inc.	59,600	8,053
		106,370
Health Care Providers & Services - 0.7%
Guardant Health, Inc.	13,200	843
HealthEquity, Inc. (a)	83,900	4,794
Neuronetics, Inc. (a)	5,406	45
UnitedHealth Group, Inc.	37,200	8,084
		13,766
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	61,200	9,345
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	12,847	647
Avantor, Inc.	288,800	4,245
Bio-Techne Corp.	4,200	822
Bruker Corp.	54,400	2,390
Codexis, Inc. (a)	158,700	2,177
Mettler-Toledo International, Inc. (a)	12,900	9,087
Thermo Fisher Scientific, Inc.	41,300	12,029
		31,397
Pharmaceuticals - 1.9%
AstraZeneca PLC sponsored ADR	609,200	27,152
Perrigo Co. PLC	206,800	11,558
		38,710

TOTAL HEALTH CARE		259,089

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	20,327	10,584
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	244,400	19,633
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	31,314	11,167
Machinery - 0.9%
Gardner Denver Holdings, Inc. (a)	670,000	18,954
Professional Services - 2.3%
Equifax, Inc.	97,800	13,758
IHS Markit Ltd. (a)	185,800	12,426
TransUnion Holding Co., Inc.	251,500	20,399
		46,583
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	127,900	4,643
Uber Technologies, Inc. (d)	202,400	6,167
Uber Technologies, Inc.	162,572	4,706
		15,516

TOTAL INDUSTRIALS		122,437

INFORMATION TECHNOLOGY - 37.2%
Communications Equipment - 0.1%
ViaSat, Inc. (a)	26,500	1,996
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	29,300	6,047
IT Services - 7.8%
Adyen BV (a)(e)	4,037	2,659
Elastic NV	1,800	148
Fiserv, Inc. (a)	194,700	20,169
Fiverr International Ltd. (d)	14,000	262
MasterCard, Inc. Class A	67,700	18,385
Okta, Inc. (a)	33,000	3,249
Shopify, Inc. Class A (a)	44,500	13,849
VeriSign, Inc. (a)	87,500	16,505
Verra Mobility Corp. (a)	213,600	3,065
Visa, Inc. Class A	465,696	80,104
		158,395
Semiconductors & Semiconductor Equipment - 7.1%
ASML Holding NV	69,700	17,315
Cree, Inc. (a)	69,800	3,420
Marvell Technology Group Ltd.	148,100	3,698
NVIDIA Corp.	209,200	36,415
NXP Semiconductors NV	248,900	27,160
Qualcomm, Inc.	652,300	49,757
Semtech Corp. (a)	158,200	7,690
		145,455
Software - 17.0%
Adobe, Inc. (a)	217,900	60,195
Autodesk, Inc. (a)	67,500	9,970
Black Knight, Inc. (a)	305,300	18,642
Cloudflare, Inc. (a)	10,200	189
Datadog, Inc. Class A (a)	5,100	173
Intuit, Inc.	85,700	22,791
Manhattan Associates, Inc. (a)	63,700	5,139
Microsoft Corp.	1,295,200	180,073
Salesforce.com, Inc. (a)	257,064	38,159
SolarWinds, Inc. (a)(d)	556,900	10,275
Upwork, Inc.	4,500	60
		345,666
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	441,700	98,928

TOTAL INFORMATION TECHNOLOGY		756,487

MATERIALS - 1.1%
Chemicals - 0.7%
Sherwin-Williams Co.	27,200	14,956
Containers & Packaging - 0.4%
Aptargroup, Inc.	63,700	7,545

TOTAL MATERIALS		22,501

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	240,000	53,071
Crown Castle International Corp.	162,800	22,631
		75,702
TOTAL COMMON STOCKS
(Cost $1,389,038)		1,992,658

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(b)	129,132	2,174
Nuvation Bio, Inc. Series A (b)(c)(f)	607,600	469
		2,643
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	47

TOTAL CONVERTIBLE PREFERRED STOCKS		2,690

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	404,850	3,405
TOTAL PREFERRED STOCKS
(Cost $5,816)		6,095

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.96% (g)	31,614,148	31,620
Fidelity Securities Lending Cash Central Fund 1.96% (g)(h)	29,318,285	29,321
TOTAL MONEY MARKET FUNDS
(Cost $60,941)		60,941
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,455,795)		2,059,694
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(29,333)
NET ASSETS - 100%		$2,030,361

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,696,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,659,000 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc.	6/21/13	$1,108
Nuvation Bio, Inc. Series A	6/17/19	$469

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$204
Fidelity Securities Lending Cash Central Fund	67
Total	$271

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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